Organization and Summary of Significant Accounting Policies (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Organization and Summary of Significant Accounting Policies
1.ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Financial Statement Presentation
The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and notes thereto as of and for the year ended December 31, 2017 included in the Apricus Biosciences, Inc. and subsidiaries (the “Company”) Annual Report on Form 10-K (“Annual Report”) filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 1, 2018. The accompanying financial statements have been prepared by the Company in accordance with accounting principles generally accepted in the United States (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted. In the opinion of management, the accompanying condensed consolidated financial statements for the periods presented reflect all adjustments, consisting of only normal, recurring adjustments, necessary to fairly state the Company’s financial position, results of operations and cash flows. The December 31, 2017 condensed consolidated balance sheet was derived from audited financial statements, but does not include all GAAP disclosures. The unaudited condensed consolidated financial statements for the interim periods are not necessarily indicative of results for the full year. The preparation of these unaudited condensed consolidated financial statements requires the Company to make estimates and judgments that affect the amounts reported in the financial statements and the accompanying notes. The Company’s actual results may differ from these estimates under different assumptions or conditions.

Seelos Merger Agreement

On February 15, 2018, the U.S. Food and Drug Administration (“FDA”), issued a complete response letter (a “CRL” and such CRL, the “2018 CRL”) for the new drug application (“NDA”) for Vitaros. A CRL is a communication from the FDA that informs companies that an application cannot be approved in its present form. In April 2018, the Company met with the FDA and confirmed that two new Phase 3 clinical efficacy trials would be necessary at a lower formulation concentration in order to potentially reach approval. The Company has initiated discussions with parties for the U.S. Vitaros rights to enable Vitaros’ continued development and potential approval in exchange for financial terms commensurate with a development stage asset. In parallel, the Company’s Board of Directors determined that it should evaluate strategic alternatives, including a sale of the Company, a business combination, a merger or reverse merger or a license, with a goal of enhancing shareholder value.

On July 30, 2018, the Company, Arch Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Seelos Therapeutics, Inc., a Delaware corporation (“Seelos”), entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”),as amended on October 16, 2018, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Seelos, with Seelos continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”). See note 8 below for more information regarding the Merger.

Liquidity
The accompanying condensed consolidated financial statements have been prepared on a basis which assumes the Company is a going concern and that contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company had an accumulated deficit of approximately $323.4 million and working capital of $4.1 million as of September 30, 2018 and reported a net loss of approximately $7.4 million and negative cash flows from operations of $6.5 million for the nine months ended September 30, 2018. The Company also reported negative cash flows from operations of $10.6 million for the year ended December 31, 2017. The Company’s history and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company has principally been financed through the sale of its common stock and other equity securities, debt financings, up-front payments received from commercial partners for the Company’s products under development, and through the sale of assets. As of September 30, 2018, the Company had cash of approximately $5.3 million.

On February 15, 2018, the U.S. Food and Drug Administration (“FDA”) issued a complete response letter (a “CRL” and such CRL, the “2018 CRL”) for the new drug application (“NDA”) for Vitaros. A CRL is a communication from the FDA that informs companies that an application cannot be approved in its present form. In April 2018, the Company met with the FDA and confirmed that two new Phase 3 clinical efficacy trials would be necessary at a lower formulation concentration in order to reach approval. The Company has initiated discussions with parties for the U.S. Vitaros rights to enable Vitaros’ continued development and potential approval in exchange for financial terms commensurate with a development stage asset.

On September 20, 2018, the Company entered into a Securities Purchase Agreement (the “September 2018 SPA”) with an accredited investor (the “Purchaser”) for net proceeds of approximately $1.1 million. Pursuant to the September 2018 APA, the Company sold 4,600,000 shares of the Company’s common stock, at a purchase price of $0.27 per share and warrants to purchase up to 3,450,000 shares of common stock, exercisable beginning six months after issuance at an exercise price equal to $0.30 per share, in a private placement. In addition, the Company issued warrants to purchase up to 230,000 shares of common stock to H.C. Wainwright (the “September 2018 Placement Agent Warrants”). The September 2018 Placement Agent Warrants are exercisable beginning six months after issuance at an exercise price of $0.3375 per share, and expire five years from the initial exercise date. The Company also issued additional warrants to the Purchaser in an amount of 2,677,160 shares of common stock, exercisable beginning six months after issuance at an exercise price equal to $0.40 per share (all warrants issued to the Purchaser in the September 2018 SPA, the “September 2018 Warrants”). The September 2018 Warrants are exercisable for five years from the initial exercise date. In addition, pursuant to the terms of the September 2018 SPA, outstanding warrants to purchase up to 2,677,160 shares of common stock previously issued to and held by the Purchaser were canceled at the closing, which occurred on September 24, 2018. It is explicitly stated in the Form of Warrant for both the September 2018 Warrants and the September 2018 Placement Agent Warrants that under no circumstances would the Company be required to net cash settle the warrants. In connection with the September 2018 SPA, the Purchaser agreed to enter into a voting agreement with the Company to vote all of their respective shares of the Company's capital stock in favor of the approval of the Merger Agreement.

On June 22, 2018, the Company entered into a subscription agreement amendment (the “Subscription Agreement Amendment”) with Sarissa Capital Domestic Fund LP (“Sarissa Domestic”) and Sarissa Capital Offshore Master Fund LP (“Sarissa Offshore” together with Sarissa Domestic, the “Investors”), which, among other things, removed the Investors’ preemptive rights with respect to future issuances of the Company's equity securities. Concurrently with the Subscription Agreement Amendment, the Company entered into a warrant amendment (the “June 2018 Warrant Amendment”) with Sarissa Offshore regarding the warrants to purchase common stock of the Company, issued in February 2015 (the “February 2015 Warrants”) and January 2016 (together with the February 2015 Warrants, the “2015 and 2016 Warrants”), pursuant to which the exercise price of the warrants was reduced from $0.71 to $0.42 per share. Previously, in March 2018, the Company entered into a warrant amendment (the “March 2018 Warrant Amendment”) with the holders of warrants issued pursuant to the Company’s February 2015 and January 2016 financings (the “2015 and 2016 Warrants”), which, among other things, (i) reduced the exercise price of the 2015 and 2016 Warrants from $8.80 to $0.71 per share, and (ii) amended certain provisions of the 2015 and 2016 Warrants such that they, effective as of the March 2018 Warrant Amendment, can no longer be net-cash settled.

On April 2, 2018, the Company completed a public offering (the “April 2018 Financing”) for net proceeds of approximately $2.9 million, after deducting placement agent fees and other estimated offering expenses. Pursuant to the agreement, the Company sold 7,100,000 units (the “2018 Units”) at a purchase price of $0.50 per share, with each unit consisting of one share of the Company’s common stock and one warrant to purchase 0.5 of a share of the Company’s common stock (the “April 2018 Warrants”). At the time of the offering closing, the Company did not have a sufficient number of authorized common stock to cover shares of common stock issuable upon the exercise of the April 2018 Warrants. The sufficient number of authorized common stock became available on May 17, 2018 following the Company's announcement that it had received stockholder approval of an amendment to its Amended and Restated Articles of Incorporation to increase the number of authorized shares of common stock to a total of 60,000,000 shares (the “2018 Charter Amendment”) and the 2018 Charter Amendment was effective. The April 2018 Warrants have an exercise price equal to $0.50 per share of common stock and will expire five years from the date they are first exercisable. In addition, the Company issued warrants to purchase up to 355,000 shares of common stock (the “April 2018 Placement Agent Warrants”) to H.C. Wainwright & Co., LLC (“H.C. Wainwright”). The April 2018 Placement Agent Warrants were exercisable upon the announcement of the effectiveness of the 2018 Charter Amendment at an exercise price of $0.625 per share, and also expire five years from that date.

On September 10, 2017, the Company entered into a Securities Purchase Agreement (the “September 2017 SPA”) with certain investors for net proceeds of approximately $3.1 million, after deducting commissions and estimated offering expenses payable by the Company. Pursuant to the agreement, the Company sold 2,136,614 shares of the Company’s common stock at a purchase price of $1.73 per share, and warrants to purchase up to 1,068,307 shares of common stock in a private placement (the “September 2017 Warrants”). The September 2017 Warrants were originally exercisable upon closing, or on September 13, 2017, at an exercise price equal to $1.67 per share of common stock and are exercisable for two and one half years from that date. In addition, the Company issued warrants to purchase up to 106,831 shares of common stock to H.C. Wainwright (the “September 2017 Placement Agent Warrants”). The September 2017 Placement Agent Warrants were originally exercisable upon closing at an exercise price of $2.16 per share, and also expire two and one half years from the closing date. In connection with the April 2018 Financing, the September 2017 Warrants and the September 2017 Placement Agent Warrants were amended to, among other things, (i) reduce the exercise price of the warrants to $0.60 per share (the closing price of the Company’s stock on March 27, 2018, or the date of the amendment), and (ii) change the date upon which such warrants became exercisable to the effective date of the 2018 Charter Amendment (the “April 2018 Warrant Amendment”), or May 17, 2018.

On April 26, 2017, the Company completed an underwritten public offering (the “April 2017 Financing”) for net proceeds of approximately $5.9 million, after deducting the underwriting discounts and commissions and offering expenses payable by the Company. Pursuant to the underwriting agreement with H.C. Wainwright, the Company sold to H.C. Wainwright an aggregate of 5,030,000 units (the “2017 Units”). Each unit consisted of one share of common stock and one warrant to purchase 0.75 of a share of common stock (the “April 2017 Warrants”), sold at a public offering price of $1.40 per unit. At the time of the offering closing, the Company did not have a sufficient number of authorized common stock to cover shares of common stock issuable upon the exercise of the April 2017 Warrants. The sufficient number of authorized common stock became available on May 17, 2017 when the Company received stockholder approval of the proposed amendment to the Company’s Amended and Restated Articles of Incorporation to increase the number of authorized shares of common stock (the “2017 Charter Amendment”) and the 2017 Charter Amendment became effective on that date. The April 2017 Warrants will expire five years from May 17, 2017, the date they became exercisable, and the exercise price of the April 2017 Warrants is $1.55 per share of common stock. In connection with this transaction, the Company issued to H.C. Wainwright warrants to purchase up to 251,500 shares of common stock (the “2017 Underwriter Warrants”). The 2017 Underwriter Warrants have substantially the same terms as the April 2017 Warrants sold concurrently to the investors in the offering, except that the 2017 Underwriter Warrants have a term of five years from the effective date of the related prospectus, or April 20, 2017, and an exercise price of $1.75 per share. The common shares, warrants and warrant shares were issued and sold pursuant to an effective registration statement on Form S-1, which was previously filed with the SEC and declared effective on April 20, 2017, and a related prospectus.

On April 20, 2017, the Company entered into a warrant amendment (the “April 2017 Warrant Amendment”) with the holders of the Company’s September 2016 Warrants (as defined below) issued in a financing in September 2016 (the “September 2016 Financing”), which, among other things, (i) reduced the exercise price of the September 2016 Warrants to $1.55 per share (the exercise price of the April 2017 Warrants), and (ii) changed the date upon which the September 2016 Warrants became exercisable to the effective date of the 2017 Charter Amendment, or May 17, 2017.
On March 8, 2017, the Company entered into an asset purchase agreement (the “Ferring Asset Purchase Agreement”) with Ferring International Center S.A. (“Ferring’), pursuant to which it sold to Ferring its assets and rights related to Vitaros outside of the United States for approximately $12.7 million, which consisted of an upfront payment of $11.5 million, approximately $0.7 million for the delivery of certain product-related inventory, and an aggregate of $0.5 million related to transition services. The Company used approximately $6.6 million of the proceeds from the sale to repay all outstanding amounts due and owed, including applicable termination fees, under its Loan and Security Agreement (the “Credit Facility”) with Oxford Finance LLC (“Oxford”) and Silicon Valley Bank (“SVB”) (Oxford and SVB are referred to together as the “Lenders”).
The Company currently has an effective shelf registration statement on Form S-3 filed with the Securities and Exchange Commission (“SEC”) under which it may offer from time to time any combination of debt securities, common and preferred stock and warrants. As of September 30, 2018, the Company had approximately $95.2 million available under its Form S-3 shelf registration statement. Under current SEC regulations, at any time during which the aggregate market value of the Company’s common stock held by non-affiliates (“public float”), is less than $75.0 million, the amount it can raise through primary public offerings of securities in any twelve-month period using shelf registration statements is limited to an aggregate of one-third of the Company’s public float. SEC regulations permit the Company to use the highest closing sales price of the Company’s common stock (or the average of the last bid and last ask prices of the Company’s common stock) on any day within 60 days of sales under the shelf registration statement. As the Company’s public float was less than $75.0 million as of September 30, 2018, the Company’s usage of its S-3 shelf registration statement is limited. The Company still maintains the ability to raise funds through other means, such as through the filing of a registration statement on Form S-1 or in private placements. The rules and regulations of the SEC or any other regulatory agencies may restrict the Company’s ability to conduct certain types of financing activities, or may affect the timing of and amounts it can raise by undertaking such activities.
The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

The Company’s future liquidity and capital funding requirements will depend on numerous factors, including:

•	its ability to successfully complete the Merger with Seelos or, if the Merger is not completed, another strategic transaction for the Company;
•	its ability to raise additional funds to finance its operations;
•	its ability to secure a development partner for U.S. Vitaros in order to overcome deficiencies raised in the 2018 CRL;
•	its ability to maintain compliance with the listing requirements of The Nasdaq Capital Market (“Nasdaq”);
•	the outcome, costs and timing of clinical trial results for the Company’s current or future product candidates;
•	the extent and amount of any indemnification claims made by Ferring under the Ferring Asset Purchase Agreement;
•	litigation expenses;
•	the emergence and effect of competing or complementary products;
•
its ability to maintain, expand and defend the scope of its intellectual property portfolio, including the amount and timing of any payments the Company may be required to make, or that it may receive, in connection with the licensing, filing, prosecution, defense and enforcement of any patents or other intellectual property rights;

•	its ability to retain its current employees and the need and ability to hire additional management and scientific and medical personnel;
•	the terms and timing of any collaborative, licensing or other arrangements that it has or may establish;
•	the trading price of its common stock; and
•	its ability to increase the number of authorized shares outstanding to facilitate future financing events.

On April 10, 2018, the Company was notified that, based on the closing bid price of the Apricus common stock for the previous thirty consecutive business days, the Company’s common stock no longer met the minimum $1.00 bid price per share requirement for continued listing on The Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2) (the “Bid Price Requirement”) and at that time, the Company was provided 180 calendar days, or until October 8, 2018, to regain compliance.

On October 9, 2018, the Company received a letter from Nasdaq indicating that the Company’s common stock has not regained compliance with the Bid Price Requirement. However, in accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company has been provided an additional 180 calendar day period, or until April 8, 2019, to regain compliance. The Nasdaq Staff’s determination that the Company is eligible for additional time is based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the Nasdaq Capital Market, with the exception of the Bid Price Requirement, and the Company’s written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. If at any time before April 8, 2019, the closing bid price of the Company’s common stock is at least $1.00 per share for a minimum of ten consecutive business days, the Nasdaq Staff will provide written confirmation of compliance with Rule 5550(a) and this matter will be closed. The Nasdaq letter has no immediate effect on the listing or trading of the Company’s common stock and the common stock will continue to trade on The Nasdaq Capital Market under the symbol “APRI.” The Company intends to monitor the bid price of its common stock and consider available options if its common stock does not trade at a level likely to result in the Company regaining compliance with the Bid Price Requirement by April 8, 2019. If compliance cannot be demonstrated by April 8, 2019, the Nasdaq Staff will provide written notification that the Company’s common stock will be delisted. At that time, the Company may appeal the Nasdaq Staff's determination to a Hearings Panel.

The Company may need to raise substantial additional funds through one or more of the following: issuance of additional debt or equity, or the completion of a licensing transaction for one or more of the Company’s pipeline assets. If the Company is unable to maintain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected. This could affect future development and business activities and potential future clinical studies and/or other future ventures. There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or at all. Additionally, equity or debt financings may have a dilutive effect on the holdings of the Company’s existing stockholders.
Warrant Liabilities
Prior to 2018, the Company’s 2015 and 2016 Warrants were classified as liabilities in the accompanying condensed consolidated 2017 balance sheet as they contained provisions that were considered outside of the Company’s control, such as requiring the Company to maintain active registration of the shares underlying such warrants. The 2015 and 2016 Warrants were recorded at fair value using the Black-Scholes option pricing model. The fair value of these warrants was re-measured at each financial reporting period with any changes in fair value being recognized as a component of other income (expense) in the accompanying condensed consolidated statements of operations for 2017.

In March 2018, the Company entered into the March 2018 Warrant Amendment with the holders of its 2015 and 2016 Warrants, which amended the terms so that in no circumstances may the 2015 and 2016 Warrants be net-cash settled. As a result, the fair value of the 2015 and 2016 Warrants at the date of the modification were reclassified to equity.
All of the Company’s outstanding warrants have similar terms whereas under no circumstance may the warrants be net-cash settled. As such, all warrants are equity-classified. See note 6 for further details.

Fair Value Measurements
The Company determines the fair value measurements of applicable assets and liabilities based on a three-tier fair value hierarchy established by accounting guidance and prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted market prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company’s common stock warrant liabilities, when applicable, are measured and disclosed at fair value on a recurring basis, and are classified within the Level 3 designation.
In March 2018, the Company entered into the March 2018 Warrant Amendment with the holders of its 2015 and 2016 Warrants, which amended the terms so that in no circumstances may the 2015 and 2016 Warrants be net-cash settled. As a result, the Company’s 2015 and 2016 Warrants were reclassified from liabilities to equity during the first quarter of 2018 and will no longer be measured at fair value on a recurring basis.

The following table is a reconciliation for all liabilities measured at fair value using Level 3 unobservable inputs (in thousands) during the current period:

Warrant liabilities
Balance as of December 31, 2017	$694
Change in fair value measurement of warrant liability	(222)
Warrant liability reclassified to stockholders' equity	(472)
Balance as of September 30, 2018	$—
Income (Loss) Per Common Share
Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the same period. Diluted net income (loss) per share is computed by dividing net loss by the weighted average number of common shares and common equivalent shares outstanding during the same period. Common equivalent shares may be related to stock options, restricted stock, or warrants. The Company excludes common stock equivalents from the calculation of diluted net loss per share when the effect is anti-dilutive.

The following securities that could potentially dilute net income (loss) per share in the future are not included in the determination of diluted income (loss) per share as their effect is anti-dilutive (in thousands):

	As of September 30,
	2018	2017
Outstanding stock options	1,031	391
Outstanding warrants	13,095	7,270
Restricted stock units	419	721
Stock-Based Compensation
The estimated grant date fair value of stock options granted to employees and directors is calculated based upon the closing stock price of the Company’s common stock on the date of the grant and recognized as stock-based compensation expense over the expected service period, which is typically approximated by the vesting period. The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option pricing model.
The table below presents the weighted average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option-pricing model, as well as the resulting weighted average fair values at their issuance dates during the nine months ended September 30, 2018. No stock options were granted during the first nine months of 2017.

September 30, 2018
Risk-free interest rate	2.27%-2.29%
Volatility	98.09%-105.01%
Dividend yield	—%
Expected term	5-6.08 years
Forfeiture rate	—%
Weighted average grant date fair value	$1.66
A summary of the Company’s stock option activity under its stock option plans during the nine months ended September 30, 2018 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2017	369	$17.37
Granted	695	$2.11
Cancelled	(33)	$2.40
Outstanding as of September 30, 2018	1,031	$7.56
During the first quarter of 2018, the Company granted approximately 0.7 million options to its employees and Board of Directors which have vesting periods of four years and one year, respectively.
A summary of the Company’s restricted stock unit activity under its stock option plans during the nine months ended September 30, 2018 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2017	718	$1.57
Vested	(288)	$1.82
Forfeited	(11)	$1.32
Unvested as of September 30, 2018	419	$1.40

The Company grants options and restricted stock units (“RSUs”) to its employees annually in order to retain and incentivize its employees to achieve its strategic objectives. During the first quarter of 2017, the Company granted approximately 0.5 million RSUs, one half of which will vest if the Company receives marketing approval of Vitaros in the United States by the FDA and the remaining half will vest in November 2018. The Company records expense related to its performance RSUs based on the probability of occurrence, which is reassessed each quarter. Since approval by the FDA is out of the Company’s control, the probability of occurrence is zero until met.

The options and RSUs are subject to the employee’s continued employment with the Company through the applicable date and subject to accelerated vesting upon a change in control of the Company. The options and RSUs granted to the Company’s officers are also subject to accelerated vesting pursuant to the terms of their existing employment agreements.

On August 30, 2018, the Company terminated Brian T. Dorsey, the Company’s Senior Vice President, Chief Development Officer. As a result, all equity awards held by Mr. Dorsey at the time of the termination, including all options and RSUs, were accelerated to fully vest upon termination. This resulted in an additional charge to stock compensation of approximately $0.2 million during the third quarter of 2018.
The following table summarizes the total stock-based compensation expense resulting from share-based awards recorded in the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Research and development	$201	$57	$279	$193
General and administrative	228	275	706	710
Total	$429	$332	$985	$903
Segment Information
The Company operates under one segment which develops pharmaceutical products.
Recent Accounting Pronouncements

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers, the amendment of which addressed narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition as well as providing a practical expedient for contract modifications. In April 2016 and March 2016, the FASB issued ASU No. 2016-10 and ASU No. 2016-08, respectively, the amendments of which further clarified aspects of Topic 606: identifying performance obligations and the licensing and implementation guidance and intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. The FASB issued the initial release of Topic 606 in ASU No. 2014-09, which requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Entities may use a full retrospective approach or report the cumulative effect as of the date of adoption. In July 2015, the FASB issued ASU No. 2015-14, which deferred the effective date of ASU 2014-09 by one year to annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, for public entities, though early adoption was permitted. The Company adopted the standard on January 1, 2018 using a modified retrospective approach with the cumulative effect of adopting the standard recognized at the date of initial application. Due to the Company’s sale of certain assets and rights to Ferring in March 2017 (see note 3), the Company does not currently have a revenue stream. Accordingly, the adoption of this update on January 1, 2018 did not have a material effect on its condensed consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-2, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company does not believe the adoption of this standard will have a material effect on its condensed consolidated financial statements and related disclosures.

1.ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
Apricus Biosciences, Inc. and Subsidiaries (“Apricus” or the “Company”) is a Nevada corporation that was initially formed in 1987. The Company is a biopharmaceutical company focused on the development of innovative product candidates in the areas of urology and rheumatology. The Company has two product candidates: Vitaros, a product candidate in the United States for the treatment of erectile dysfunction (“ED”), which the Company in-licensed from Warner Chilcott Company, Inc., now a subsidiary of Allergan; and RayVa, a product candidate which has completed a Phase 2a clinical trial for the treatment of Raynaud’s Phenomenon, secondary to scleroderma, for which the Company owns worldwide rights.
On February 15, 2018, the U.S. Food and Drug Administration (“FDA”), issued a complete response letter (the “2018 CRL”) for the new drug application (“NDA”) for Vitaros. In March 2018, the Company plans to request a meeting with the FDA to further clarify the deficiencies raised in the 2018 CRL and to assess the best path forward for a potential approval of Vitaros. Based on FDA guidelines, the Company expects this meeting to take place within 30 days of the FDA receiving the request, or April 2018.
Basis of Presentation and Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of these consolidated financial statements in conformity with generally accepted accounting principles (“GAAP”) requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company’s most significant estimates relate to the valuation of stock based compensation, the valuation of its warrant liabilities, the impairment of long-lived assets and valuation allowances for the Company’s deferred tax assets. The Company’s actual results may differ from these estimates under different assumptions or conditions.
Liquidity
The accompanying consolidated financial statements have been prepared on a basis which assumes the Company is a going concern and that contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business. Although the Company reported net income of approximately $0.3 million for the year ended December 31, 2017, the Company had an accumulated deficit of approximately $316.0 million as of December 31, 2017. As of December 31, 2017, the Company had a cash balance of approximately $6.3 million. The Company’s history and other factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company has principally been financed through the sale of its common stock and other equity securities, debt financings, up-front payments received from commercial partners for the Company’s products under development, and through the sale of assets.

On September 10, 2017, the Company entered into a Securities Purchase Agreement (the “September 2017 SPA”) with certain investors for net proceeds of approximately $3.1 million, after deducting commissions and estimated offering expenses payable by the Company. Pursuant to the agreement, the Company sold 2,136,614 shares of the Company’s common stock at a purchase price of $1.73 per share, and warrants to purchase up to 1,068,307 shares of common stock in a private placement. The warrants were exercisable upon closing, or on September 13, 2017, at an exercise price equal to $1.67 per share of common stock and are exercisable for two and one half years from that date. In addition, the Company issued warrants to purchase up to 106,831 shares of common stock (the “September 2017 Placement Agent Warrants”) to H.C. Wainwright & Co., LLC (“H.C. Wainwright”). The September 2017 Placement Agent Warrants were exercisable upon closing at an exercise price of $2.16 per share, and also expire two and one half years from the closing date.

On April 26, 2017, the Company completed an underwritten public offering (the “April 2017 Financing”) for net proceeds of approximately $5.9 million, after deducting the underwriting discounts and commissions and offering expenses payable by the Company. Pursuant to the underwriting agreement with H.C. Wainwright, the Company sold to H.C. Wainwright an aggregate of 5,030,000 units. Each unit consisted of one share of common stock and one warrant to purchase 0.75 of a share of common stock, sold at a public offering price of $1.40 per unit. At the time of the offering closing, the Company did not have a sufficient number of authorized common stock to cover shares of common stock issuable upon the exercise of the warrants. The sufficient number of authorized common stock became available on May 17, 2017 when the Company received stockholder approval of the proposed amendment to the Company’s Amended and Restated Articles of Incorporation to increase the number of authorized shares of common stock (the “Charter Amendment”) and the Charter Amendment became effective on that date. The warrants will expire five years from May 17, 2017, the date the warrants became exercisable, and the exercise price of the warrants is $1.55 per share of common stock. In connection with this transaction, the Company issued to H.C. Wainwright warrants to purchase up to 251,500 shares of common stock (the “Underwriter Warrants”). The Underwriter Warrants have substantially the same terms as the warrants sold concurrently to the investors in the offering, except that the Underwriter Warrants have a term of five years from the effective date of the related prospectus, or April 20, 2017, and an exercise price of $1.75 per share. The common shares, warrants and warrant shares were issued and sold pursuant to an effective registration statement on Form S-1, which was previously filed with the SEC and declared effective on April 20, 2017, and a related prospectus.

On April 20, 2017, the Company entered into a warrant amendment with the holders of the Company’s warrants to purchase common stock of the Company, issued in a financing in September 2016, pursuant to which, among other things, (i) the exercise price of the warrants was reduced to $1.55 per share (the exercise price of the warrants sold in the April 2017 Financing), and (ii) the date upon which such warrants became exercisable was changed to the effective date of the Charter Amendment, or May 17, 2017.
On March 8, 2017, the Company entered into an asset purchase agreement (the “Ferring Asset Purchase Agreement”) with Ferring International Center S.A. (“Ferring’), pursuant to which it sold to Ferring its assets and rights related to Vitaros outside of the United States for approximately $12.7 million, which consisted of an upfront payment of $11.5 million, approximately $0.7 million for the delivery of certain product-related inventory, and an aggregate of $0.5 million related to transition services. The Company used approximately $6.6 million of the proceeds from the sale to repay all outstanding amounts due and owed, including applicable termination fees, under its Loan and Security Agreement (the “Credit Facility”) with Oxford Finance LLC (“Oxford”) and Silicon Valley Bank (“SVB”) (Oxford and SVB are referred to together as the “Lenders”).
The Company currently has an effective shelf registration statement on Form S-3 filed with the Securities and Exchange Commission (“SEC”) under which it may offer from time to time any combination of debt securities, common and preferred stock and warrants. As of December 31, 2017, the Company had approximately $100.0 million available under its Form S-3 shelf registration statement. Under current SEC regulations, at any time during which the aggregate market value of the Company’s common stock held by non-affiliates (“public float”), is less than $75.0 million, the amount it can raise through primary public offerings of securities in any twelve-month period using shelf registration statements is limited to an aggregate of one-third of the Company’s public float. SEC regulations permit the Company to use the highest closing sales price of the Company’s common stock (or the average of the last bid and last ask prices of the Company’s common stock) on any day within 60 days of sales under the shelf registration statement. As the Company’s public float was less than $75.0 million as of December 31, 2017, the Company’s usage of its S-3 shelf registration statement is limited. The Company still maintains the ability to raise funds through other means, such as through the filing of a registration statement on Form S-1 or in private placements. The rules and regulations of the SEC or any other regulatory agencies may restrict the Company’s ability to conduct certain types of financing activities, or may affect the timing of and amounts it can raise by undertaking such activities.
The accompanying consolidated financial statements have been prepared assuming the Company will continue to operate as a going concern, which contemplates the realization of assets and settlement of liabilities in the normal course of business, and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from uncertainty related to its ability to continue as a going concern.

The Company’s future liquidity and capital funding requirements will depend on numerous factors, including:

•	its ability to raise additional funds to finance its operations;

•
the outcome of the Company’s meeting with the FDA that it plans to request regarding the Vitaros NDA resubmission and its ability to overcome deficiencies raised in the 2018 CRL, if the Company believes it’s commercially reasonable to do so;

•	its ability to maintain compliance with the listing requirements of The Nasdaq Capital Market (“Nasdaq”);

•	the outcome, costs and timing of clinical trial results for the Company’s current or future product candidates;

•	the extent and amount of any indemnification claims made by Ferring under the Ferring Asset Purchase Agreement;

•	litigation expenses;

•	the emergence and effect of competing or complementary products;

•
its ability to maintain, expand and defend the scope of its intellectual property portfolio, including the amount and timing of any payments the Company may be required to make, or that it may receive, in connection with the licensing, filing, prosecution, defense and enforcement of any patents or other intellectual property rights;

•	its ability to retain its current employees and the need and ability to hire additional management and scientific and medical personnel;

•	the terms and timing of any collaborative, licensing or other arrangements that it has or may establish;

•	the trading price of its common stock; and

•	its ability to increase the number of authorized shares outstanding to facilitate future financing events.

In May 2016, the Company received notice from Nasdaq indicating that it was not in compliance with Nasdaq Listing Rule 5550(a)(2) because the closing bid price for its Common Stock had been below $1.00 per share for the previous thirty (30) consecutive business days. In October 2016, the Company regained compliance with Nasdaq Listing Rule 5550(a)(2) by effecting a 1-for-10 reverse stock split of its common stock.
In June 2016, the Company received notice from Nasdaq indicating that it was not in compliance with Nasdaq Listing Rule 5550(b)(2) because the market value of the Company’s listed securities (“MVLS”) was below $35 million for the previous thirty (30) consecutive business days and in November 2016, the Company received a further notice from Nasdaq that it was subject to delisting for failing to meet the continued listing requirements in Rule 5550(b)(2). Such delisting was stayed when the Company requested a hearing with the Nasdaq hearings panel, after which the Company was granted a grace period to regain compliance. Under Rule 5550(b)(2), compliance can be achieved in several ways, including meeting the $35 million MVLS requirement, maintaining a stockholder’s equity value of at least $2.5 million or having net income of at least $500,000 for two of the last three fiscal years. On May 2, 2017, the Company was notified that it had evidenced full compliance with all criteria for continued listing on the Nasdaq Capital Market, including the minimum stockholders’ equity requirement.
Notwithstanding the proceeds from the closing of the Ferring Asset Purchase Agreement and the proceeds from the April 2017 and September 2017 financings, in order to fund its operations during the next twelve months from the issuance date of the financial statements contained herein, the Company may need to raise substantial additional funds through one or more of the following: issuance of additional debt or equity, or the completion of a licensing transaction for one or more of the Company’s pipeline assets. If the Company is unable to maintain sufficient financial resources, its business, financial condition and results of operations will be materially and adversely affected. This could affect future development and business activities and potential future clinical studies and/or other future ventures. There can be no assurance that the Company will be able to obtain the needed financing on acceptable terms or at all. Additionally, equity or debt financings may have a dilutive effect on the holdings of the Company’s existing stockholders.
Fair Value of Financial Instruments
The Company’s financial instruments consist principally of accounts payable, accrued expenses, and historically, its Credit Facility with the Lenders.
The carrying amounts of financial instruments such as accounts receivable, accounts payable and accrued expenses approximate their related fair values due to the short-term nature of these instruments.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets. The Company estimates useful lives as follows:

•	Machinery and equipment: three to five years

•	Furniture and fixtures: ten years

•	Computer software: five years
Amortization of leasehold improvements and capital lease equipment is provided on a straight-line basis over the shorter of their estimated useful lives or the lease term. The costs of additions and betterments are capitalized, and repairs and maintenance costs are charged to operations in the periods incurred (see note 5 for further details).
Leases
Leases are reviewed and classified as capital or operating at their inception. Historically, the Company recorded rent expense associated with its operating lease on a straight-line basis over the term of the lease. The difference between rent payments and straight-line rent expense was recorded as deferred rent in accrued liabilities. In January 2018, the Company subleased a portion of its office space. During the first quarter of 2018, the Company will record a liability for the present value of the remaining lease due, offset by the sublease income reasonably expected over the remaining term of the lease.
Fair Value Measurements
The Company determines the fair value measurements of applicable assets and liabilities based on a three-tier fair value hierarchy established by accounting guidance and prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted market prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Company’s common stock warrant liabilities are measured and disclosed at fair value on a recurring basis, and are classified within the Level 3 designation.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.
The following table presents the Company’s fair value hierarchy for its warrant liabilities measured at fair value on a recurring basis (in thousands) as of December 31, 2017 and December 31, 2016:

Warrant liabilities	Quoted Market Prices for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Balance as of December 31, 2017	$—	$—	$694	$694
Balance as of December 31, 2016	—	$—	$846	$846

The common stock warrant liabilities are recorded at fair value using the Black-Scholes option pricing model. The following assumptions were used in determining the fair value of the common stock warrant liabilities valued using the Black-Scholes option pricing model as of December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Risk-free interest rate	2.2%-2.2%	1.64%-1.99%
Volatility	89%-89.41%	77.25%-81.03%
Dividend yield	—%	—%
Expected term	5.04-5.17	4.75-6.17
Weighted average fair value	$0.80	$0.49

The following table is a reconciliation for the common stock warrant liabilities measured at fair value using Level 3 unobservable inputs (in thousands):

Warrant liabilities
Balance as of December 31, 2016	$846
Change in fair value measurement of warrant liability	646
Warrant liability reclassified to stockholders' equity	(798)
Balance as of December 31, 2017	$694

Of the inputs used to value the outstanding common stock warrant liabilities as of December 31, 2017, the most subjective input is the Company’s estimate of expected volatility of its common stock.
Impairment of Long-Lived Assets
The Company reviews long-lived assets for impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recognized when estimated undiscounted future cash flows expected to result from the use of the asset and its eventual disposition are less than its carrying amount. If such assets are considered impaired, the amount of the impairment loss recognized is measured as the amount by which the carrying value of the asset exceeds the fair value of the asset, fair value being determined based upon future cash flows or appraised values, depending on the nature of the asset. The Company recognized no impairment losses during either of the periods presented within its financial statements.
Debt Issuance Costs
Historically, amounts paid related to debt financing activities were presented in the balance sheet as a direct deduction from the debt liability.
Warrant Liabilities
The Company’s outstanding common stock warrants issued in connection with its February 2015 and January 2016 financings are classified as liabilities in the accompanying consolidated balance sheets as they contain provisions that are considered outside of the Company’s control, such as requiring the Company to maintain active registration of the shares underlying such warrants. The warrants were recorded at fair value using the Black-Scholes option pricing model. The fair value of these warrants is re-measured at each financial reporting period with any changes in fair value being recognized as a component of other income (expense) in the accompanying consolidated statements of operations.
The warrants issued in connection with the September 2016 financing were reclassified from warrant liabilities to stockholders’ equity as a result of an amendment to such warrants executed as part of the April 2017 Financing. The warrants issued in September 2016 were amended so that, under no circumstance or by any event outside of the Company’s control, can these awards be cash settled. As a result, such warrants are no longer accounted for as liabilities.
The Company has issued other warrants that have similar terms whereas under no circumstance or by any event outside of the Company’s control may the shares be settled in cash. As such, these warrants are equity-classified. See note 7 for further details.
Research and Development
Research and development costs are expensed as incurred and include the cost of compensation and related expenses, as well as expenses for third parties who conduct research and development on the Company’s behalf, pursuant to development and consulting agreements in place.
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income taxes are recorded for temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities. Deferred tax assets and liabilities reflect the tax rates expected to be in effect for the years in which the differences are expected to reverse. A valuation allowance is provided if it is more likely than not that some or all of the deferred tax assets will not be realized.
The Company also follows the provisions of accounting for uncertainty in income taxes which prescribes a model for the recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, disclosure and transition.
Income (Loss) Per Common Share
Basic net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding during the same period. Diluted net income (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares and common equivalent shares outstanding during the same period. Common equivalent shares may be related to stock options, restricted stock units, or warrants. The Company excludes common stock equivalents from the calculation of diluted net income (loss) per share when the effect is anti-dilutive.

The following securities that could potentially decrease net income (loss) per share in the future are not included in the determination of diluted income (loss) per share as their effect is anti-dilutive (in thousands):

	Year Ended December 31,
	2017	2016
Outstanding stock options	368	415
Outstanding warrants	7,084	2,318
Restricted stock units	718	115
	8,170	2,848
Stock-Based Compensation
The estimated grant date fair value of stock options granted to employees and directors is calculated based upon the closing stock price of the Company’s common stock on the date of the grant and recognized as stock-based compensation expense over the expected service period, which is typically approximated by the vesting period. The Company estimates the fair value of each option award on the date of grant using the Black-Scholes option pricing model. The value of restricted stock unit grants is calculated based upon the closing stock price of the Company’s common stock on the date of the grant.
Segment Information
The Company operates under one segment which develops pharmaceutical products.
Geographic Information
Revenues by geographic area for the Company’s operations are as follows (in thousands):

	Year Ended December 31,
	2017	2016
Europe (1)(2)	$364	$5,093
Canada(1)	142	570
Asia Pacific (1)(2)	—	100
Other(1)(2)	5	—
	$511	$5,763

(1)	As a result of the Ferring Asset Purchase Agreement, all revenues have been reflected as discontinued operations in the statement of operations for all periods presented.

(2)
Amounts included have not been broken out by country as it is impractical to do so given the nature and structure of the license agreements which cover multiple countries and/or territories. The basis for attributing product sales and royalty revenues from external customers to individual countries was based on the geographic location of the end user customer.

All of the Company’s net long-lived assets were located in the United States as of December 31, 2017. As of December 31, 2016, approximately $0.7 million of the Company’s net long-lived assets were located in Canada and the remainder were located in the United States.
Recent Accounting Pronouncements
In May 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2017-09, Compensation—Stock Compensation (Topic 718): Scope of Modification Accounting, which provided clarity on which changes to the terms or conditions of share-based payment awards require an entity to apply the modification accounting provisions required in Topic 718. The standard is effective for all entities for annual periods beginning after December 15, 2017, with early adoption permitted, including adoption in any interim period for which financial statements have not yet been issued. The Company does not expect the adoption of this ASU will have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies the treatment of several cash flow categories. In addition, ASU 2016-15 clarifies that when cash receipts and cash payments have aspects of more than one class of cash flows and cannot be separated, classification will depend on the predominant source or use. This update is effective for annual periods beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted, including adoption in an interim period. The Company does not expect the adoption of the new standard will have a material effect on its consolidated financial statements and related disclosure.

In May 2016, the FASB issued ASU 2016-12, Revenue from Contracts with Customers, the amendment of which addressed narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition as well as providing a practical expedient for contract modifications. In April 2016 and March 2016, the FASB issued ASU No. 2016-10 and ASU No. 2016-08, respectively, the amendments of which further clarified aspects of Topic 606: identifying performance obligations and the licensing and implementation guidance and intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. The FASB issued the initial release of Topic 606 in ASU No. 2014-09, which requires entities to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Entities may use a full retrospective approach or report the cumulative effect as of the date of adoption. In July 2015, the FASB issued ASU No. 2015-14, which deferred the effective date of ASU 2014-09 by one year to annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, for public entities, though early adoption was permitted. The Company adopted the standard on January 1, 2018 using a modified retrospective approach with the cumulative effect of adopting the standard recognized at the date of initial application. Due to the Company’s sale of certain assets and rights to Ferring in March 2017 (see note 2), the Company does not currently have a revenue stream. Accordingly, the adoption of this update on January 1, 2018 does not have a material effect on its consolidated financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-2, Leases. The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The Company is currently evaluating whether the adoption of the new standard will have a material effect on its consolidated financial statements and related disclosures.